RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3. RELATED PARTY TRANSACTIONS

Scandic American Shipping Ltd.:

In June 2004, the Company entered into a Management Agreement with Scandic American Shipping Ltd. ("Scandic" or the "Manager"). The Manager has been, from its inception and up to January 10, 2013, owned by a company controlled by the Chairman and Chief Executive Officer of the Company, Mr. Herbjørn Hansson and his family. In order to align the Manager's interests with those of the Company, the Company pursuant to the Management Agreement issued to the Manager restricted common shares equal to 2% of the Company's outstanding common shares, through January 1, 2013. The arrangement ended when the Company acquired the Manager, as described below.

The Manager has the daily administrative, commercial and operational responsibility for the Company's vessels and is required to manage the Company's day-to-day business subject to the Company's objectives and policies as established by the Board of Directors.

On December 15, 2012, the Company entered into an agreement to acquire 100% of the shares of the Manager. The acquisition is described in note 10.

In February 2011, the Company adopted a new equity incentive plan which we refer to as the 2011 Equity Incentive Plan, pursuant to which a total of 400,000 restricted shares were reserved for issuance. All of 400,000 restricted shares were allocated among 23 persons employed in the management of the Company, including the Manager and the members of the Board. On January 10, 2013, the Board of Directors amended the vesting requirements for 174,000 shares allocated to the Manager lifting the vesting requirements by means of accelerated vesting. The modification to the vesting requirements resulted in $1.1 million being charged to General and Administrative expense during the first quarter of 2013.

As of June 30, 2013, a total number of 203,000 restricted common shares that are subject to vesting have been allocated among 17 persons employed in the management of the Company, by the Manager and the members of the Board of Directors. The holders of the restricted shares are entitled to voting rights as well as to receive dividends paid during the vesting period.

Board Member and Employees:

Mr. Jan Erik Langangen, Board Member and an employee of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $22,096 and $49,862 in costs for the six months ended June 30, 2013, and the six months ended June 30, 2012, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in "General and Administrative Expenses" in the statement of operations. There were no related amounts included within "Accounts Payable" at June 30, 2013 and at December 31, 2012.

Mr. Rolf Amundsen, former Investor Relations Manager, is a partner of Amundsen & Partners AS, a firm which provides consultancy services to the Company. The Company recognized $23,948 and $38,867 in costs for the six months ended June 30, 2013 and the six months ended June 30, 2012 respectively, for the services provided by Amundsen & Partners AS. These costs are included in "General and Administrative Expenses" within the statement of operations. There were no related amounts included within "Accounts Payable" at June 30, 2013 and at December 31, 2012.

Orion Tankers Ltd

Orion was established as a pool manager equally owned by the Company and Frontline Ltd("Frontline"). In September 2012, it was agreed that Frontline would withdraw its nine Suezmax tankers from the pool during the fourth quarter of 2012. The withdrawal of these vessels was completed effective November 5, 2012. Effective January 2, 2013 the Company acquired Frontline's shares in Orion at their nominal book value as of December 31, 2012, after which Orion Tankers Ltd. became a wholly-owned subsidiary of the Company.

As of December 31, 2012, "Related party receivable" amounted to $37.0 million. The "Related party receivable" amount represented the outstanding working capital from the Orion pool. The working capital represented the value of bunkers on board the Company's vessels on delivery to the cooperative arrangements, including payment of initial funding of $0.2 million per vessel. For the six months ended June 30, 2013, these figures are presented on gross basis.

As of December 31, 2012, "Accounts Receivable, net related party" amounted to $12.9 million. The "Accounts Receivable, net related party" amount represented the outstanding voyage revenue from Orion pool.

As of June 30, 2013, Orion Tankers Ltd is a subsidiary and all intercompany balances and transactions have been eliminated in the consolidated financial statements.